INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 20,886	$ 36,075
Cash held in trust and customer deposits	0	0
Accounts receivable (net of allowance for doubtful accounts of $NIL, December 31, 2018 - $192,305)	0	0
Prepaid expenses and other current assets	21,325	7,388
Assets from discontinued operations	0	0
Total current assets	42,211	43,463
Equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Total assets	42,211	43,463
Current liabilities
Accounts payable and accrued liabilities	927,461	637,470
Promissory note	0	0
Deferred revenue	37,757	36,650
Client funds	0	0
Liabilities from discontinued operations	0	0
Total liabilities	965,218	674,120
Stockholders' deficiency
Common stock, $0.0001 par value 500,000,000 shares authorized, 108,988,461 shares issued and outstanding (December 31, 2018 - 105,450,000)	10,899	10,545
Additional paid-in-capital	27,070,848	26,648,048
Accumulated deficit	(28,163,723)	(27,538,709)
Accumulated other comprehensive income	158,969	249,459
Total stockholders' deficiency	(923,007)	(630,657)
Total liabilities and stockholders' deficiency	$ 42,211	$ 43,463